Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2014
Registrant Name	CornerCap Group of Funds /VA/
Central Index Key	0000789280
Amendment Flag	false
Document Creation Date	May 18, 2015
Document Effective Date	May 18, 2015
Prospectus Date	Jul. 29, 2014